Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income for the year [Abstract]
Net income for the year	$ 81,129	$ 87,592	$ 81,224
Other comprehensive income/ (loss) [Abstract]
Unrealized loss on cash flow hedges	(8,509)	(55,482)	(21,909)
Unrealized gain on available for sale securities	0	0	(110)
Reclassification adjustment for gain (loss) on available for sale securities in net income	0	(8)	(228)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,196)	(2,752)	0
Other comprehensive income/ (loss) for the year	(11,705)	(58,242)	(22,247)
Total comprehensive income for the year	$ 69,424	$ 29,350	$ 58,977